CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 5,569	$ 19,968
Bank deposits		15
Restricted cash	790	16,000
Trade receivables	2,591	34,521
Prepaid expenses and other receivables	2,801	4,387
Inventory	4,389	11,009
Total current assets	16,140	85,900
NON-CURRENT ASSETS:
Restricted cash	147	150
Fixed assets	193	502
Right-of-use assets	989	6,692
Intangible assets	5,578	65,626
Total non-current assets	6,907	72,970
TOTAL ASSETS	23,047	158,870
CURRENT LIABILITIES:
Account payable	3,278	4,230
Lease liabilities	718	1,032
Allowance for deductions from revenue	10,654	47,870
Accrued expenses and other current liabilities	4,592	17,949
Borrowing		115,216
Payable in respect of intangible assets purchase		11,157
Total current liabilities	19,242	197,454
NON-CURRENT LIABILITIES:
Lease liabilities	455	6,443
Derivative financial instruments	741	2,623
Royalty obligation	540	750
Total non-current liabilities	1,736	9,816
TOTAL LIABILITIES	20,978	207,270
EQUITY (Capital Deficiency):
Ordinary shares	21,441	2,835
Additional paid-in capital	388,363	382,625
Accumulated deficit	(407,735)	(433,860)
TOTAL EQUITY (Capital Deficiency)	2,069	(48,400)
TOTAL LIABILITIES AND EQUITY (Capital Deficiency)	$ 23,047	$ 158,870